Revenue from Contracts with Customers - Schedule of Revenue from Contracts with Customers on Major Products (Detail) - Revenue From Major Products And Services [Member] - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 268,791,694	$ 307,634,389
Products for Televisions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		87,269,763	113,194,567
Products For Mobile PCs And Devices [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		69,305,510	74,375,305
Products for Monitors [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		39,522,268	47,024,353
Products for Commercial and Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[1]	60,569,681	56,190,529
Solar Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		12,124,472	16,849,635
Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		256,667,222	290,784,754
Dispaly segment [Member] | Products for Televisions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		87,269,763	113,194,567
Dispaly segment [Member] | Products For Mobile PCs And Devices [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		69,305,510	74,375,305
Dispaly segment [Member] | Products for Monitors [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		39,522,268	47,024,353
Dispaly segment [Member] | Products for Commercial and Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[1]	60,569,681	56,190,529
Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		12,124,472	16,849,635
Energy segment [Member] | Solar Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 12,124,472	$ 16,849,635

[1]	Others include sales from products for other applications and sales of raw materials, components and from service charges.